7. COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies
7. COMMITMENTS AND CONTINGENCIES

Sales Commitments – At March 31, 2013, the Company had entered into sales contracts with its major customers to sell certain quantities of ethanol, WDG and syrup. The Company had open ethanol indexed-price contracts for 95,109,000 gallons of ethanol as of March 31, 2103. The Company had open WDG and syrup fixed-price sales contracts valued at $552,000 and open indexed-price sales contracts for 27,000 tons of WDG and syrup as of March 31, 2013. These sales contracts will be completed throughout 2013.

Purchase Commitments – At March 31, 2013, the Company had fixed-price purchase contracts with its suppliers to purchase $12,143,000 of ethanol and indexed-price contracts to purchase 113,000 gallons of ethanol. These contracts will be satisfied throughout the remainder of 2013.

Litigation – General – The Company is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and others. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. While there can be no assurances, the Company does not expect that any of its pending legal proceedings will have a material financial impact on the Company’s operating results.

Commitments – The following is a description of significant commitments at December 31, 2012:

Operating Leases – Future minimum lease payments required by non-cancelable operating leases in effect at December 31, 2012 are as follows (in thousands):

Years Ended December 31,	Amount

2013	$1,127
2014	1,120
2015	1,141
2016	1,103
2017	951
Thereafter	3,590
Total	$9,032

Total rent expense during the years ended December 31, 2012 and 2011 was $2,252,000 and $2,300,000, respectively.

Sales Commitments – At December 31, 2012, the Company had entered into sales contracts with its major customers to sell certain quantities of ethanol, WDG and syrup. The Company had open ethanol indexed-price contracts for 97,038,000 gallons of ethanol as of December 31, 2012. The Company had open WDG and syrup fixed-price sales contracts valued at $1,194,000 and open indexed-price sales contracts for 31,000 tons of WDG and syrup as of December 31, 2012. These sales contracts will be completed throughout 2013.

Purchase Commitments – At December 31, 2012, the Company had fixed-price purchase contracts to purchase $9,361,000 of ethanol from its suppliers. These purchase commitments will be satisfied throughout 2013.

Contingencies – The following is a description of significant contingencies at December 31, 2012:

Litigation – General – The Company is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions and employee-related matters. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. While there can be no assurances, the Company does not expect that any of its pending legal proceedings will have a material financial impact on the Company’s operating results.